Share capital (Details) shares in Thousands	6 Months Ended
Jun. 30, 2017 $ / shares shares
Warrants Expiring on January 10, 2022 [Member]
Number of share purchase warrants | shares	8,655
Price per share C$ | $ / shares	$ 0.55
Expiry date	Jan. 10, 2022
Warrants Expiring on January 12, 2022 [Member]
Number of share purchase warrants | shares	610
Price per share C$ | $ / shares	$ 0.55
Expiry date	Jan. 12, 2022